Ordinary share (Tables)	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Shares outstanding
	2020	2019

Shares issued	3,260,559	3,260,559
Less: shares under treasury stock	(167,700)	(167,700)

	3,092,859	3,092,859